Financial Risks - Summary of Non-derivative Financial Liabilities and Derivative Financial Liabilities by a Remaining Contract Maturity Period (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Within 1 year [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	¥ (17,028,902)	¥ (16,713,284)
Between 1 and 3 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	(15,833,244)	(13,357,180)
Between 3 and 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	(6,314,963)	(6,965,631)
Later than 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	(2,694,201)	(2,870,280)
Book value [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	39,112,760	36,993,969
Contractual cash flows [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	(41,871,310)	(39,906,376)
Derivative financial liabilities [Member] | Within 1 year [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivative	(83,505)	(74,298)
In	73,959	150,390
Out	(130,116)	(222,251)
Total	(139,663)	(146,158)
Derivative financial liabilities [Member] | Between 1 and 3 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivative	(108,063)	(103,424)
In	759,648	433,343
Out	(840,065)	(519,535)
Total	(188,480)	(189,617)
Derivative financial liabilities [Member] | Between 3 and 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivative	(22,712)	(54,923)
In	66,990	362,638
Out	(74,389)	(427,529)
Total	(30,111)	(119,815)
Derivative financial liabilities [Member] | Later than 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivative	(6,061)	(5,040)
In	146,931	181,391
Out	(152,181)	(200,860)
Total	(11,311)	(24,508)
Derivative financial liabilities [Member] | Book value [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivative	196,389	238,503
Out	123,493	193,686
Total	319,881	432,189
Derivative financial liabilities [Member] | Contractual cash flows [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivative	(220,341)	(237,685)
In	1,047,528	1,127,763
Out	(1,196,751)	(1,370,175)
Total	(369,564)	(480,098)
Non-derivative financial liabilities [Member] | Within 1 year [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Short-term debt	(1,565,387)	(1,398,947)
Commercial paper	(4,012,371)	(4,222,660)
Long-term debt	(11,209,068)	(10,862,374)
Lease liabilities	(102,412)	(83,145)
Total	(16,889,239)	(16,567,126)
Non-derivative financial liabilities [Member] | Between 1 and 3 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Long-term debt	(15,485,265)	(13,051,900)
Lease liabilities	(159,500)	(115,664)
Total	(15,644,764)	(13,167,564)
Non-derivative financial liabilities [Member] | Between 3 and 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Long-term debt	(6,190,498)	(6,770,969)
Lease liabilities	(94,354)	(74,847)
Total	(6,284,852)	(6,845,816)
Non-derivative financial liabilities [Member] | Later than 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Long-term debt	(2,409,143)	(2,601,665)
Lease liabilities	(273,747)	(244,107)
Total	(2,682,891)	(2,845,772)
Non-derivative financial liabilities [Member] | Book value [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Short-term debt	1,552,166	1,387,832
Commercial paper	3,912,303	4,100,127
Long-term debt	32,795,058	30,611,253
Lease liabilities	533,351	462,568
Total	38,792,879	36,561,780
Non-derivative financial liabilities [Member] | Contractual cash flows [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Short-term debt	(1,565,387)	(1,398,947)
Commercial paper	(4,012,371)	(4,222,660)
Long-term debt	(35,293,975)	(33,286,908)
Lease liabilities	(630,013)	(517,763)
Total	¥ (41,501,746)	¥ (39,426,278)